UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10541

                    OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND INVESTMENT ALLOCATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FUND INVESTMENT ALLOCATION

Event Driven                         35.8%
Long/Short Equity                    35.1
Fixed Income Arbitrage               12.9
Multi Strategy                        7.9
Managed Futures                       4.1
Equity Market Neutral                 2.6
Global Macro                          1.3
Cash Equivalents                      0.3

Fund's holdings and allocations are subject to change. Percentages are as of September 30, 2005, and are based on total investments in investment funds and short-term investment.
--------------------------------------------------------------------------------


                  6 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; administration fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other registered investment companies.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
               BEGINNING       ENDING          EXPENSES PAID DURING
               ACCOUNT VALUE   ACCOUNT VALUE   6 MONTHS ENDED
               (4/1/05)        (9/30/05)       SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Actual         $ 1,000.00      $ 1,023.10      $ 11.83
--------------------------------------------------------------------------------
Hypothetical     1,000.00        1,013.44        11.78

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio for the 6-month period ended September 30, 2005 was 2.32%.
--------------------------------------------------------------------------------


                  7 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF INVESTMENTS  September 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                     % OF                                   % OF
                                               INVESTMENT                          FAIR      NET                   ACQUISITION
                                                FUND HELD           COST          VALUE   ASSETS   LIQUIDITY 1          DATE 2
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
Temujin Fund L.P.                                     6.3%  $  2,000,000   $  2,146,632      2.5%  Semi-Annually   03/05-05/05

------------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Partners, L.P.                                   0.9      2,000,000      2,028,827      2.4   Quarterly             09/05
Avenue Event Driven, L.P.                             3.1      2,474,072      2,605,963      3.0   Quarterly             02/05
Bear Stearns High-Grade Structured Credit
   Strategies, L.P.                                   0.9      3,500,000      3,671,511      4.3   Annually        11/04-04/05
Blue Mountain Credit Alternatives Fund, L.P.          1.2      2,600,000      2,396,362      2.8   Monthly         07/04-09/04
Highland Crusader Fund II, Ltd.                       0.4      2,000,000      2,012,400      2.4   Quarterly             09/05
JANA Partners Qualified L.P.                          0.8      4,700,000      6,322,731      7.4   Quarterly             06/04
Stanfield Credit Opportunities, L.P.                 13.5      5,000,000      5,346,279      6.3   Quarterly             12/04
Third Point Partners Qualified, L.P.                  2.3      4,000,000      4,910,603      5.7   Quarterly             01/05
                                                            ------------------------------------
TOTAL EVENT DRIVEN                                            26,274,072     29,294,676     34.3

------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund I, LLC                                 1.1      2,474,606      3,323,193      3.9   Quarterly       06/03-08/03
Julius Baer Diversified Fixed Income Hedge Fund       4.5      4,000,000      4,223,228      4.9   Quarterly             03/05
Oak Hill CCF Partners, L.P.                           0.7      2,370,000      2,947,307      3.5   Monthly         01/02-12/03
                                                            ------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                   8,844,606     10,493,728     12.3

------------------------------------------------------------------------------------------------------------------------------
GLOBAL MACRO
Vega Feeder Fund, Ltd.                                2.1        529,360      1,096,578      1.3   Monthly         01/03-03/04

------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Hayground Cove Institutional Partners, L.P.           6.3      4,500,000      4,454,400      5.2   Monthly               01/05
Highline Capital Partners (QP), L.P.                  1.9      2,600,000      3,536,716      4.1   Quarterly       11/03-12/03
Hunter Global Investors Fund I, L.P.                  0.9      2,275,000      3,472,220      4.1   Quarterly       05/03-10/03
MedCap Partners, L.P.                                 1.0      1,000,000      1,060,329      1.3   Quarterly             08/05
North Sound Legacy Institutional Fund, LLC            0.5      4,000,000      4,299,950      5.0   Quarterly             07/04
Rx Healthcare Partners II, L.P.                       1.7      3,000,000      3,264,495      3.8   Quarterly       02/04-10/04
Standard Global Equity Parners SA, L.P.               0.8      2,500,000      2,817,433      3.3   Annually              01/04
Whitney New Japan Partners, L.P.                      0.6      3,495,000      5,805,623      6.8   Quarterly       01/02-08/03
                                                            ------------------------------------
TOTAL LONG/SHORT EQUITY                                       23,370,000     28,711,166     33.6

------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Graham Global Investment Fund Ltd.                    0.2      1,240,000        923,604      1.1   Monthly         12/04-01/05
The Blenheim Fund, L.P.                               0.4      1,200,000      1,229,830      1.4   Monthly         12/04-01/05
Winton Futures Fund Ltd. (Class B)                    0.1      1,200,000      1,211,053      1.4   Monthly               08/05
                                                            ------------------------------------
TOTAL MANAGED FUTURES                                          3,640,000      3,364,487      3.9

------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY
RAB Special Situations, L.P.                          0.2      1,250,000      1,325,263      1.5   Quarterly             05/05
Stark Investments, L.P.                               0.2      4,500,000      5,144,679      6.0   Annually        01/04-02/04
                                                            ------------------------------------
TOTAL MULTI-STRATEGY                                           5,750,000      6,469,942      7.5

Total Investments in Investment Funds                         70,408,038     81,577,209     95.4


                  8 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

                                                     % OF                                   % OF
                                               INVESTMENT                          FAIR      NET                   ACQUISITION
                                                FUND HELD           COST          VALUE   ASSETS   LIQUIDITY 1          DATE 2
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
------------------------------------------------------------------------------------------------------------------------------
BlackRock Liquidity Funds--
Institutional--TempCash (243,097 shares)                    $    243,097   $    243,097      0.3%
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
SHORT-TERM INVESTMENT                                       $ 70,651,135     81,820,306     95.7
                                                            ============   ----------------------
OTHER ASSETS IN EXCESS OF LIABILITIES                                         3,693,424      4.3
                                                                           ----------------------
NET ASSETS                                                                 $ 85,513,730    100.0%
                                                                           ======================

Detailed information about the Investment Funds'portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

September 30, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments in investment funds, at fair value (cost $70,408,038)  $ 81,577,209
--------------------------------------------------------------------------------
Cash and cash equivalents (cost $243,097)                               243,097
--------------------------------------------------------------------------------
Receivable and other assets:
Investment funds sold                                                 4,404,019
Other assets                                                             51,976
                                                                   -------------
Total assets                                                         86,276,301

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables:
Shareholder redemptions                                                 134,278
Management fee                                                          251,942
Accounting and shareholder processing fees                              109,894
Investor servicing fees                                                  98,570
Professional fees                                                        76,003
Administration fee                                                       52,491
Board of Directors' fees and expenses                                       608
Miscellaneous fees                                                       38,785
                                                                   -------------
Total liabilities                                                       762,571

--------------------------------------------------------------------------------
NET ASSETS                                                         $ 85,513,730
                                                                   =============

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Represented by:
Additional paid-in capital                                         $ 74,749,682
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (466,430)
--------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                 61,307
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           11,169,171
                                                                   -------------
NET ASSETS                                                         $ 85,513,730
                                                                   =============

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
(based on net assets of $85,513,730 and 828,844 shares of
   beneficial interest outstanding)                                $     103.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                           $    48,303

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fee                                                          496,786
--------------------------------------------------------------------------------
Investor servicing fees                                                 177,441
--------------------------------------------------------------------------------
Administration fee                                                      103,519
--------------------------------------------------------------------------------
Accounting and shareholder processing fees                               82,318
--------------------------------------------------------------------------------
Professional fees                                                        36,227
--------------------------------------------------------------------------------
Custodian fees                                                            6,370
--------------------------------------------------------------------------------
Board of Directors' fees and expenses                                     5,203
--------------------------------------------------------------------------------
Miscellaneous fees                                                       53,241
                                                                    ------------
Total expenses                                                          961,105

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (912,802)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                         21,007
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  2,825,538

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 1,933,743
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 11 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENTS OF CHANGES IN NET ASSETS/MEMBERS' CAPITAL  Unaudited
--------------------------------------------------------------------------------

                                                                       SPECIAL ADVISORY     SHAREHOLDERS/
                                                                              ACCOUNT 1          MEMBERS            TOTAL
--------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT MARCH 31, 2004                                            $      --      $ 67,097,529    $ 67,097,529
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                  --        (1,856,580)     (1,856,580)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     --         2,010,477       2,010,477
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                 --         1,611,905       1,611,905
                                                                              --------------------------------------------
Net increase in members' capital resulting from operations                           --         1,765,802       1,765,802

--------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Member subscriptions 2                                                               --        31,277,488      31,277,488
Member redemptions                                                                   --       (19,246,060)    (19,246,060)
Reallocation of incentive allocation                                              5,753            (5,753)             --
                                                                              --------------------------------------------
Net increase in members' capital resulting from capital transactions              5,753        12,025,675      12,031,428
                                                                              --------------------------------------------
Total increase in members' capital                                                5,753        13,791,477      13,797,230
                                                                              --------------------------------------------
MEMBERS' CAPITAL AT MARCH 31, 2005                                            $   5,753      $ 80,889,006    $ 80,894,759
                                                                              ============================================

--------------------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                                  --          (912,802)       (912,802)
Net realized gain on investments                                                     --            21,007          21,007
Net change in unrealized appreciation on investments                                 --         2,825,538       2,825,538
                                                                              --------------------------------------------
Net increase in net assets resulting from operations                                 --         1,933,743       1,933,743

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Shareholder subscriptions 2                                                          --         5,668,555       5,668,555
Shareholder redemptions                                                          (5,753)       (2,977,574)     (2,983,327)
Net increase in net assets resulting from capital transactions                   (5,753)        2,690,981       2,685,228
                                                                              --------------------------------------------
Total increase in net assets                                                     (5,753)        4,624,724       4,618,971
                                                                              --------------------------------------------
NET ASSETS AT SEPTEMBER 30, 2005                                              $      --      $ 85,513,730    $ 85,513,730
                                                                              ============================================

1. The Special Advisory Account is no longer applicable effective July 1, 2005, following a conversion in the Fund's capital structure. See Note 7 of Notes to the Financial Statements.

2. Includes redemption fees received of $500 and $9,962 during the six months ended September 30, 2005 and year ended March 31, 2005, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

STATEMENT OF CASH FLOWS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2005
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       $   1,933,743
---------------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized gain on investments                                                                 (21,007)
Net change in unrealized appreciation on investments                                          (2,825,538)
Purchases of investments                                                                     (10,450,000)
Proceeds from sales of investments                                                            10,156,007
Decrease in receivable from investment funds sold                                              5,202,784
Increase in other assets                                                                         (20,319)
Increase in management fee payable                                                                69,676
Increase in administration fee payable                                                            14,521
Decrease in professional fees payable                                                             (8,322)
Increase in Board of Directors' fees and expenses payable                                            358
Decrease in accounting and shareholder processing fees payable                                    (1,554)
Decrease in investor servicing fees payable                                                         (168)
Increase in miscellaneous payable                                                                 24,632
                                                                                           --------------
Net cash provided by operating activities                                                      4,074,813

---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------------------------------
Proceeds from member subscriptions                                                             5,668,555
Payments for member redemptions                                                              (13,578,340)
                                                                                           --------------
Net cash used in financing activities                                                         (7,909,785)
---------------------------------------------------------------------------------------------------------
Net decrease in cash and cash equivalents                                                     (3,834,972)
---------------------------------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                                               4,078,069
                                                                                           --------------
Cash and cash equivalents at end of period                                                 $     243,097
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  PERIOD                                                    YEAR
                                                                   ENDED                                                   ENDED
                                                      SEPTEMBER 30, 2005                                               MARCH 31,
                                                             (UNAUDITED)           2005         2004          2003        2002 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 100.00            N/A          N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
NET INVESTMENT LOSS                                                (0.57) 7,8       N/A          N/A           N/A           N/A
NET REALIZED AND UNREALIZED GAIN                                    3.74 7          N/A          N/A           N/A           N/A
                                                                --------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS                             3.17            N/A          N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 103.17            N/A          N/A           N/A           N/A
                                                                ====================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        2.31% 10       2.14%       11.19%         3.15%         1.24%
------------------------------------------------------------------------------------------------------------------------------------
Incentive allocation/fee 9                                            -- 10          --        (0.35)%          --            --
                                                                --------------------------------------------------------------------
TOTAL RETURN NET OF INCENTIVE ALLOCATION/FEE                        2.31% 11       2.14% 2     10.84% 2       3.15% 2       1.24% 2

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA 10
------------------------------------------------------------------------------------------------------------------------------------
Net Assets/Members' capital, end of period
   (in thousands)                                               $ 85,514       $ 80,895     $ 67,098      $ 36,615     $  25,808
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/members' capital: 3,5
Net investment loss                                                (2.20)% 10     (2.25)% 4    (2.22)% 4     (2.11)% 4     (2.45)% 4
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                      2.32% 10       2.31%        2.28%         2.16%         2.48%
Incentive allocation/fee                                              -- 10          --         0.25%           --            --
                                                                --------------------------------------------------------------------
Total expenses and incentive allocation/fee                         2.32%          2.31%        2.53%         2.16%         2.48%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               13% 10         52%          36%           29%            0%

1. For the period from January 2, 2002 (commencement of operations) to March 31, 2002.

2. Total return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted, after Incentive Allocation to the Special Advisory Member or Incentive Fee, if any, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

3. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

4. Excludes impact of incentive allocation.

5. Annualized for periods of less than one full year.

6. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

7. For the period July 1, 2005, conversion of the Fund's capital structure, to September 30, 2005.

8. Based on average shares outstanding during each period.

9. In conjuction with the Fund's capital structure conversion, the incentive allocation was converted to an incentive fee effective July 1, 2005.

10. For the period April 1, 2005 to September 30, 2005.

11. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

Oppenheimer Tremont Opportunity Fund, LLC (the "Fund") is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by allocating its assets for investment primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ a wide range of specialized investment strategies. The Fund allocates its assets dynamically among a variety of alternative investment strategies that each individually offer the potential for attractive investment returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets.

      OppenheimerFunds, Inc. (the "Adviser"), serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Fund's Board of Directors (the "Board"), pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

      Tremont Partners, Inc. (the "Sub-Adviser"), an affiliate of the Adviser, has been retained to serve as the Fund's Sub-Adviser and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser and the Investment Manager are registered as investment advisers under the Investment Advisers Act of 1940, as amended.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

      The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year, as of the last business day of March, June, September and December. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund's Board will establish the amount of shares the Fund will offer to repurchase. The Fund will generally pay the value of the shares repurchased approximately 45 days after the value of the shares to be repurchased is determined.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

--------------------------------------------------------------------------------
PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.


                 15 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Dividend income is recorded on the ex-dividend date. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation/depreciation on investments on the statement of operations. Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost. Realized gains or losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the Board and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight-line basis.

--------------------------------------------------------------------------------
INCOME TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      For the three months ended June 30, 2005, the Fund reclassified $446,372 and $40,300 from net accumulated net investment loss and accumulated net realized loss on investments, respectively, to additional paid in capital due to the reporting requirements of a previous tax structure (see Note 7). This reclassification was to reflect, as an adjustment to additional paid in capital, the amounts of taxable income or loss that have been allocated to the Fund's Shareholders and had no effect on the net assets.

      The primary difference between the book and tax appreciation or depreciation of Investment Funds is attributable to adjustments to the tax basis of Investment Funds based on allocation of income and distributions from Investment Funds and the tax realization of financial statement unrealized gain or loss. In addition, the cost of Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by each Investment Fund on Schedule K-1. The


                 16 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC aggregate cost of Investment Funds for federal income tax purposes is therefore calculated and presented annually as of March 31.

--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS. Cash and cash equivalents consist of monies invested in money market funds sponsored by BlackRock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the statement of assets and liabilities. The Fund treats all financial instruments that mature within three months as cash equivalents.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administrative services to the Fund. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") computed at an annual rate of 1.20% of the Fund's net assets determined as of the last day of the month (before any repurchases of shares or Incentive Fee). The Adviser pays 50% of its fee to the Sub-Advisor. In consideration for such administration services, the Fund pays the Adviser a monthly administration fee (the "Administration Fee") computed at an annual rate of 0.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of shares or Incentive Fee and the Management Fee). For the period ended September 30, 2005, the Management Fee and Administration Fee incurred by the Fund were $496,786 and $103,519, respectively.

      The Adviser (or an affiliated company of the Adviser that it designates) is also entitled to receive a performance-based incentive fee equal to 10% of the net profits (taking into account net realized and unrealized gains or losses and net investment income or loss), if any, in excess of the "Preferred Return," subject to reduction of that excess for prior losses that have not been previously offset against net profits (the "Incentive Fee"). The reduction for prior losses not previously offset by subsequent profits establishes what is typically referred to as a "high water mark." The Incentive Fee will be accrued monthly and is generally payable annually. No Incentive Fee will be accrued or payable for any period unless losses from prior periods have been recovered by the Fund. The Adviser is under no obligation to repay any Incentive Fee previously paid by the Fund to the Adviser, notwithstanding subsequent losses, but will reverse certain accruals as described below. For purposes of both the accrual and payment of the Incentive Fee, the Preferred Return is equal to an annual percentage rate of 8%. The Adviser pays the Sub-Adviser the full amount of the incentive fee.

      The Fund will calculate and accrue any liability for the Incentive Fee monthly, based on the Fund's performance. The Fund's net asset value will be reduced or increased each month to reflect this accrual. An increase in the Fund's net asset value will occur only as a result of a reversal of any prior Incentive Fee accruals, if the Fund's current year's cumulative return does not exceed the Preferred Return. No Incentive Fee will be accrued or payable for any current period unless losses from prior periods have been recovered by the Fund. If the Fund has no prior losses, but its performance is negative, the Fund will track its high water mark or "cumulative loss" in a memorandum account ("Loss Carryforward Memorandum Account") on a monthly basis, and no Incentive Fee will be accrued for that month. If the Fund has a net loss for the current calendar year and has not recovered losses from the prior calendar year (I.E., has not regained its high water mark), there will be no accrual of an Incentive Fee, and the Fund will add the losses incurred by the Fund to the Loss Carryforward Memorandum Account. If the Fund has no prior losses, and its performance is positive for the current calendar year, the Fund will accrue an Incentive Fee only after the Fund's performance exceeds the Preferred Return. Each time shares are repurchased in a repurchase offer, the Fund will adjust the amount of any cumulative loss in proportion to the number of shares repurchased by the Fund, so that the repurchase of shares has the effect of reducing the amount of cumulative loss. Corresponding upward adjustments are made when investors purchase shares, so that the amount of cumulative loss is adjusted upward to reflect the effect of such new purchases.

      The value of the Adviser's and Sub-Advisor's share balances at September 30, 2005 were $11,753,157 and $605,076, respectively. The value of the Adviser's and Sub-Advisor's investment balances at March 31, 2005 were $11,487,528 and $591,401, respectively. During the six months ended September 30, 2005, the Adviser did not have any redemptions.


                 17 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER Continued

      A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. Any Board member who is an employee of the Adviser, or one of its affiliates, does not receive an annual fee from the Fund.

      PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. ("PFPC") (also an affiliate of PNC Bank, N.A.) serves as accounting and shareholder processing agent to the Fund and in that capacity provides accounting, tax and shareholder related services. PFPC receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC.

      Under the terms of an investor servicing agreement (the "Investor Servicing Agreement") between the Fund and OppenheimerFunds Distributor, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to shareholders that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee is paid quarterly and, with respect to each Investor Service Provider, shall not exceed the lesser of: (i) 0.50% (on an annualized basis) of the aggregate value of outstanding shares held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of shares or Incentive Fee and the Management Fee); or (ii) the Distributor's actual payments to the Investor Service Provider. The Distributor is entitled to reimbursement under the Investor Servicing Agreement for any payments it may make to any affiliated Investor Service Providers. At September 30, 2005, $98,570 was payable to the Distributor.

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             PERIOD ENDED SEPTEMBER 30, 2005 1,2
                                                SHARES                    AMOUNT
--------------------------------------------------------------------------------
Subscriptions                                   27,711               $ 2,806,568
Dividends and/or distributions reinvested            0                         0
Redemptions                                          0                         0
                                                --------------------------------
Net increase                                    27,711               $ 2,806,568
                                                ================================

1. For the period from July 1, 2005, effective date of capital structure change, to September 30, 2005. The Fund had $2,861,987 of member subscriptions and $2,977,574 of member redemptions during the period April 1, 2005 to June 30, 2005.

2. 801,133 shares were issued on July 1, 2005 in connection with the Fund's capital structure change. See Note 7.

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Information related to each Investment Fund is included on the statement of investments. At September 30, 2005, the Fund had approximately 7.8% of capital invested in Investment Funds with lock-up provisions extending one year from September 30, 2005.


                 18 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

      For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from sales of Investment Funds were $10,450,000 and $10,156,007, respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

--------------------------------------------------------------------------------
7. CONVERSION OF TAX AND CAPITAL STRUCTURES

Effective July 1, 2005, the Fund has elected to be treated as a corporation for Federal Income Tax purposes and intends to qualify as a regulated investment company under the provisions of Subchapter M under the Internal Revenue Code of 1986, as amended. The new tax treatment will simplify fund reporting to investors, allowing tax reports to be made on IRS Form 1099. Previously, each member received the more complex Schedule K-1 and was individually required to report its distributive share of the Fund's taxable income on its own tax return.

      The Fund has replaced its capital account structure (allowing net increases and decreases in the net value of the Fund's assets to be allocated to a particular investor's individual capital account on a generally pro rata basis) with a standard corporate-type structure in which shareholders will participate in the Fund's "general account" on the basis of the number of shares of the Fund they hold relative to the total number of Fund shares outstanding. Shareholders were issued Fund shares equal in value to their capital accounts on June 30, 2005. Investors will no longer have individual capital accounts and will refer to their share balances when calculating the value of an investment in the Fund. The Fund's limited liability company interests have been redenominated, and are issued and sold, as "Shares." All previously issued "Interests" have been redenominated as Shares. Persons who are issued Shares by the Fund, and other persons who acquire Shares and are admitted to the Fund by its Board of Directors (the "Board"), are "Shareholders."

      The Fund has established a program for the automatic reinvestment of certain annual distributions that the Fund may be required to make. Under the Fund's program, when a shareholder's distribution is reinvested, additional Fund shares will be issued to that shareholder in an amount equal in value to the distribution. Unless the Fund is informed otherwise by notice to the Administrator, shareholders will be enrolled automatically in the reinvestment program. Dividends and distributions are taxable to the recipient whether they are reinvested in shares of the Fund or received as cash.

      In June 2005, the Fund's Board of Directors approved the conversion of the Incentive Allocation to an Incentive Fee. Previously, the Sub-Adviser had been designated by the Adviser as the special advisory member (the "Special Advisory Member") and was entitled to receive a performance-based allocation (the "Incentive Allocation") equal to 10% of net profits, if any, in excess of the preferred return (the "Preferred Return"). The Preferred Return was an amount determined by applying an annual percentage rate of 8% to the capital account balance of each Member as of the beginning of the fiscal period. The Incentive Allocation applied only to net profits for the applicable fiscal period that exceeded both: (i) the Preferred Return for the calendar period; and (ii) any balance in a "Loss Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account had been established by the Fund for crediting any Incentive Allocation due to the Special Advisory Member. The Incentive Allocation was debited from each Member's capital account and credited to the Special Advisory Account. Generally, the Incentive Allocation was made as of the end of each calendar year and upon the repurchase of any Member's Interest (or portion thereof). The Special Advisory Member could withdraw any Incentive Allocation credited to the Special Advisory Account at any time following the date on which the Incentive Allocation is made. During the three months ended June 30, 2005, the Special Advisory Member earned an Incentive Allocation of $395 and voluntarily waived payment of this amount in its entirety. By replacing the individual investor capital accounts with a general


                 19 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. CONVERSION OF TAX AND CAPITAL STRUCTURES Continued

Fund account, the manner of calculation of the incentive compensation will change so that such calculation is made on a Fund-level basis, rather than separately for each member's capital account. The Fund will not pay any additional compensation to the Adviser as a result of the conversion of the Incentive Allocation to an Incentive Fee. Notwithstanding those technical modifications in the manner of calculation, the new Incentive Fee is intended to replicate substantially the payments associated with the former Incentive Allocation.

      The Board requested, and the Adviser agreed, to limit conversion related expenses borne by the Fund to no more than 0.15% of the Fund's average annual net assets for the fiscal year ending March 31, 2006. The Adviser will voluntarily reimburse the Fund for any such expenses that exceed this limit.

--------------------------------------------------------------------------------
8. SUBSEQUENT EVENTS

Effective October 1, 2005 and November 1, 2005, the Fund received initial and additional contributions from Shareholders of approximately $1,124,000 and $955,000, respectively.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Adviser and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Adviser charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the directors/trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 20 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Tremont Opportunity Fund, LLC was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

NOMINEE/PROPOSAL                                FOR     WITHHELD           TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                       40,363,110.27   402,069.25   40,765,179.52
Robert G. Galli                       40,242,090.98   523,088.54   40,765,179.52
Phillip A. Griffiths                  40,412,733.19   352,446.33   40,765,179.52
Mary F. Miller                        40,363,110.27   402,069.25   40,765,179.52
Joel W. Motley                        40,242,090.98   523,088.54   40,765,179.52
John V. Murphy                        40,412,733.19   352,446.33   40,765,179.52
Kenneth A. Randall                    40,412,733.19   352,446.33   40,765,179.52
Russell S. Reynolds, Jr.              40,412,733.19   352,446.33   40,765,179.52
Joseph M. Wikler                      40,363,110.27   402,069.25   40,765,179.52
Peter I. Wold                         40,363,110.27   402,069.25   40,765,179.52
Clayton K. Yeutter                    40,363,110.27   402,069.25   40,765,179.52

                                             FOR      AGAINST      ABSTAIN           TOTAL
------------------------------------------------------------------------------------------
Proposal to change the policy on
2A: Borrowing                      39,439,849.25   448,954.86   876,375.41   40,765,179.52
2D: Lending                        39,627,641.74   697,155.22   440,382.56   40,765,179.52
2E: Real Estate and Commodities    39,877,060.74   397,029.83   491,088.95   40,765,179.52
2F: Senior Securities              39,769,354.76   497,359.14   498,465.62   40,765,179.52


                 21 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov.

      In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1.800.525.7048 and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
FEES AND EXPENSES INCURRED INDIRECTLY  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund indirectly paid management fees of $591,689 during the period April 1, 2005 through September 30, 2005 as a result of its investments in Investment Funds. This amount represents 1.38% of the Fund's average net assets. The $591,689 only includes management fees incurred to Investment Funds that reported this detail to the Fund. Four Investment Funds that received management fees from the Fund did not report this detail to the Fund.

      In addition, the fund indirectly incurred incentive allocation of $663,667 during the period January 1, 2005 through September 30, 2005 as a result of its investments in Investment Funds. This amount represents 1.54% of the Fund's average net assets. The $663,667 only includes the Incentive allocation incurred to Investment Funds that reported this detail to the fund.


                 22 | OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005